Offsets	Oct. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Aqua Metals, Inc.
Form or Filing Type	S-3
File Number	333-267780
Initial Filing Date	Oct. 07, 2022
Fee Offset Claimed	$ 658.16
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 38,076,780.78
Termination / Withdrawal Statement	An aggregate of $658.16 of the amount of the registration fee was previously paid in connection with $100,000,000 of unissued securities registered under the Registrant's Prior Registration Statement. The Registrant is allowed to apply $658.16 toward the registration fee for this registration statement in reliance on Rule 457(p), because the $38,076,780.78 of unsold securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 457(p), the $658.16 registration fee previously paid by the Registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Aqua Metals, Inc.
Form or Filing Type	S-3
File Number	333-267780
Filing Date	Oct. 07, 2022
Fee Paid with Fee Offset Source	$ 658.16